PGMMF | Putnam Government Money Market Fund
Goal
Putnam Government Money Market Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - PGMMF - Puttnam Government Money Market Fund	Class A		Class B		Class C		Class G	Class M	Class P	Class R	Class T1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none		none		none		none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none	none	1.00%	[1]
[1]	A deferred sales charge on class A, B, C, and T1 shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. The rate of the deferred sales charge for Class B shares will be determined based on the time between the original purchase of Class B shares from the other Putnam fund(s) and the date of redemption of shares from this fund.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGMMF - Puttnam Government Money Market Fund		Class A	Class B	Class C	Class G	Class M	Class P	Class R	Class T1
Management fees		0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Distribution and service (12b-1) fees		none	0.50%	0.50%	none	0.15%	none	0.50%	0.25%
Other expenses	[1]	0.42%	0.42%	0.42%	0.23%	0.42%	0.23%	0.42%	0.42%
Total annual fund operating expenses		0.71%	1.21%	1.21%	0.52%	0.86%	0.52%	1.21%	0.96%
Expense reimbursement	[2]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total annual fund operating expenses after expense reimbursement		0.69%	1.19%	1.19%	0.50%	0.84%	0.50%	1.19%	0.94%
[1]	Other expenses are estimated amounts for the current fiscal year.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through January 30, 2018. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - PGMMF - Puttnam Government Money Market Fund - USD ($)		Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A		70	225
Class B	[1]	621	682
Class C		121	382
Class G		51	165
Class M		86	272
Class P		51	165
Class R		121	382
Class T1		96	304
[1]	Reflects assessment of deferred sales charge assuming Class B shares were acquired by exchange from one or more other Putnam funds immediately after purchase of shares from such other fund(s).

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
PGMMF | Puttnam Government Money Market Fund | Class B | USD ($)	121	382

Investments
We invest at least 99.5 percent of the fund’s total assets in cash, U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities or cash. We invest mainly in debt securities that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bills) or by the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds). The U.S. government securities in which we invest may also include variable and floating rate instruments and when-issued and delayed delivery securities (i.e., payment or delivery of the securities occurs at a future date for a predetermined price). Under normal circumstances, we invest at least 80% of the fund’s net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. This policy may be changed only after 60 days’ notice to shareholders. The securities purchased by the fund are subject to quality, maturity, diversification and other requirements pursuant to rules promulgated by the Securities and Exchange Commission. We may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The fund may not achieve its goal, and is not intended to be a complete investment program. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Performance
Performance information will be available after the fund completes a full calendar year of operation.